Income Tax Expense (Recovery) - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Current	$ (2,911)	$ (4,122)	$ (10,983)	$ (15,343)
Deferred	(180)	(212)	(548)	(1,854)
Income tax expense	$ (3,091)	$ (4,334)	$ (11,531)	$ (17,197)